Income Tax Reconciliation (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Net Loss for Federal Income Tax Purposes

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income tax purposes for the period ended December 31, 2016:

For the Period Ended
December 31, 2016
Net loss per financial statements	$(274,750)
Depreciation and amortization	(159,666)
Advanced rental payments	11,647

Net loss for federal income tax purposes	$(422,769)